THE ALGER FUNDS II
QUARTERLY REPORT
July 31, 2025 (UNAUDITED)

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—106.4%
AEROSPACE & DEFENSE—2.2%
HEICO Corp., Cl. A	343,395	$ 88,626,816
APPAREL ACCESSORIES & LUXURY GOODS—0.4%
LVMH Moët Hennessy Louis Vuitton SE	26,928	14,455,275
APPAREL RETAIL—0.7%
Burlington Stores, Inc.*	101,442	27,689,608
APPLICATION SOFTWARE—4.9%
AppLovin Corp., Cl. A+,*	480,438	187,707,127
Circle Internet Group, Inc., Cl. A*	15,116	2,774,088
Palantir Technologies, Inc., Cl. A*	73,258	11,600,404

		202,081,619
AUTOMOBILE MANUFACTURERS—3.0%
Ferrari NV	36,064	15,990,417
Tesla, Inc.+,*	346,287	106,749,893

		122,740,310
AUTOMOTIVE RETAIL—0.2%
Carvana Co.*	17,927	6,994,578
BIOTECHNOLOGY—1.3%
Abivax SA ADR*	115,037	8,256,206
Natera, Inc.*	349,646	46,733,684

		54,989,890
BROADLINE RETAIL—9.6%
Alibaba Group Holding Ltd. ADR	76,294	9,203,345
Amazon.com, Inc.+,*	1,500,874	351,369,612
MercadoLibre, Inc.*	13,353	31,698,553

		392,271,510
CASINOS & GAMING—0.8%
DraftKings, Inc., Cl. A*	685,761	30,886,675
COAL & CONSUMABLE FUELS—0.8%
Cameco Corp.	445,421	33,375,396
CONSTRUCTION MATERIALS—1.3%
James Hardie Industries PLC*	1,041,117	27,006,575
Martin Marietta Materials, Inc.	49,185	28,275,473

		55,282,048
CONSUMER STAPLES MERCHANDISE RETAIL—0.3%
Walmart, Inc.	131,557	12,889,955
DIVERSIFIED BANKS—0.1%
NU Holdings, Ltd., Cl. A*	303,230	3,705,471
DIVERSIFIED SUPPORT SERVICES—0.1%
Cintas Corp.	25,728	5,725,766
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—106.4% (CONT.)
ELECTRIC UTILITIES—1.7%
Constellation Energy Corp.	168,228	$ 58,516,427
NRG Energy, Inc.	63,143	10,557,510

		69,073,937
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
Vertiv Holdings Co., Cl. A	605,034	88,092,950
ENVIRONMENTAL & FACILITIES SERVICES—2.5%
GFL Environmental, Inc.+	2,026,331	102,005,503
FINANCIAL EXCHANGES & DATA—0.8%
S&P Global, Inc.	56,334	31,045,667
HEALTH CARE DISTRIBUTORS—0.4%
Cardinal Health, Inc.	112,581	17,474,823
HEALTHCARE EQUIPMENT—1.2%
Intuitive Surgical, Inc.*	101,141	48,657,924
HEAVY ELECTRICAL EQUIPMENT—0.1%
Bloom Energy Corp., Cl. A*	105,241	3,934,961
HOTELS RESORTS & CRUISE LINES—0.2%
Trip.com Group Ltd. ADR	111,800	6,926,010
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.5%
Talen Energy Corp.*	220,110	83,106,933
Vistra Corp.	101,699	21,208,309

		104,315,242
INTERACTIVE HOME ENTERTAINMENT—2.6%
Roblox Corp., Cl. A*	274,488	37,821,701
Sea Ltd. ADR+,*	450,561	70,580,381

		108,402,082
INTERACTIVE MEDIA & SERVICES—11.5%
Alphabet, Inc., Cl. C+	515,687	99,455,395
Meta Platforms, Inc., Cl. A+	436,863	337,887,319
Pinterest, Inc., Cl. A*	863,734	33,340,132

		470,682,846
INTERNET SERVICES & INFRASTRUCTURE—3.0%
Cloudflare, Inc., Cl. A*	148,663	30,874,332
MongoDB, Inc., Cl. A*	81,814	19,462,732
Shopify, Inc., Cl. A*	169,719	20,741,359
Snowflake, Inc., Cl. A*	184,969	41,340,572
Twilio, Inc., Cl. A*	96,088	12,395,352

		124,814,347
INVESTMENT BANKING & BROKERAGE—1.1%
Robinhood Markets, Inc., Cl. A*	455,049	46,892,799
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—106.4% (CONT.)
LIFE & HEALTH INSURANCE—0.1%
Oscar Health, Inc., Cl. A*	343,548	$ 4,826,849
MOVIES & ENTERTAINMENT—4.4%
Liberty Media Corp. Series C Liberty Formula One*	399,579	40,097,753
Netflix, Inc.+,*	71,675	83,099,995
Spotify Technology SA*	89,054	55,795,893

		178,993,641
PHARMACEUTICALS—0.6%
Eli Lilly & Co.	30,699	22,719,409
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.6%
ASML Holding NV ADR	36,729	25,516,004
SEMICONDUCTORS—21.6%
Astera Labs, Inc.*	263,206	35,988,156
Broadcom, Inc.+	351,687	103,290,472
First Solar, Inc.*	55,326	9,667,112
Micron Technology, Inc.	186,041	20,304,515
NVIDIA Corp.+	3,471,569	617,487,978
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	416,743	100,693,444

		887,431,677
SYSTEMS SOFTWARE—16.7%
Microsoft Corp.+	1,101,135	587,455,522
Nebius Group NV, Cl. A*	1,417,491	77,154,035
Oracle Corp.	80,702	20,479,747

		685,089,304
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.4%
Apple, Inc.+	963,992	200,095,819
Western Digital Corp.	253,382	19,938,630

		220,034,449
TRADING COMPANIES & DISTRIBUTORS—0.6%
QXO, Inc.*	1,255,168	25,178,670
TRANSACTION & PAYMENT PROCESSING SERVICES—1.0%
Visa, Inc., Cl. A+	113,898	39,348,342
TOTAL COMMON STOCKS (Cost $1,656,065,901)		4,363,172,353
EXCHANGE TRADED FUNDS—0.1%
Alger Concentrated Equity ETF(a),*	174,563	5,496,989
(Cost $4,419,052)		5,496,989
PREFERRED STOCKS—1.6%
APPLICATION SOFTWARE—1.5%
Databricks, Inc., Series J(b),*,@	325,466	41,064,045
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—1.6% (CONT.)
APPLICATION SOFTWARE—1.5% (CONT.)
SB Technology, Inc., Series E(b),*,@	1,146,050	$ 19,723,521

		60,787,566
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	2,912,012	—
TRANSACTION & PAYMENT PROCESSING SERVICES—0.1%
Chime Financial, Inc., Series G+,*,@	188,583	6,489,141
TOTAL PREFERRED STOCKS (Cost $75,958,570)		67,276,707
REAL ESTATE INVESTMENT TRUST—0.6%
DATA CENTER—0.6%
Equinix, Inc.	30,928	24,283,738
(Cost $24,957,210)		24,283,738
SPECIAL PURPOSE VEHICLE—0.3%
DATA PROCESSING & OUTSOURCED SERVICES—0.3%
Crosslink Ventures C, LLC, Cl. A(a),*,@		6,174,755
Crosslink Ventures C, LLC, Cl. B(a),*,@		3,877,716

		10,052,471
TOTAL SPECIAL PURPOSE VEHICLE (Cost $11,925,000)		10,052,471
SHORT-TERM SECURITIES—0.0%
MONEY MARKET FUNDS—0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)	97,835	97,835
(Cost $97,835)		97,835
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNT	COUNTERPARTY	NUMBER OF CONTRACTS	VALUE
PURCHASED CALL OPTIONS—0.0%
EXCHANGE-TRADED OPTIONS PURCHASED—0.0%
Alibaba Group Holding, Ltd., ADR, 8/29/2025, $125.00	$ 3,920,475	BNP Paribas	325	$ 136,500
TOTAL PURCHASED CALL OPTIONS (Cost $167,140)				136,500

Total Investments (Cost $1,773,590,708)			109.0%	$4,470,516,593
Affiliated Securities (Cost $29,448,106)				15,549,460
Unaffiliated Securities (Cost $1,744,142,602)				4,454,967,133
Securities Sold Short (Proceeds $377,119,156)			(9.3)%	(382,214,626)
Written Options (Premiums received $(83,110))			(0.0)%	(57,200)
Other Assets in Excess of Liabilities			0.3%	11,523,464
NET ASSETS			100.0%	$4,099,768,231

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2025.
*	Non-income producing security.
+	All or a portion of this security is held as collateral for securities sold short.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2025
Chime Financial, Inc., Series G	8/24/21	$13,025,390	$6,489,141	0.1%
Crosslink Ventures C, LLC, Cl. A	10/2/20	7,350,000	6,174,755	0.2%
Crosslink Ventures C, LLC, Cl. B	12/16/20	4,575,000	3,877,716	0.1%
Databricks, Inc., Series J	12/17/24	30,105,605	41,064,045	1.0%
Prosetta Biosciences, Inc., Series D	2/6/15	13,104,054	—	0.0%
SB Technology, Inc., Series E	10/23/24-12/18/24	19,723,521	19,723,521	0.5%
Total		$87,883,570	$77,329,178	1.9%
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNT	COUNTERPARTY	NUMBER OF CONTRACTS	VALUE
CALL OPTIONS WRITTEN—0.0%
EXCHANGE-TRADED OPTIONS WRITTEN—0.0%
Alibaba Group Holding, Ltd., ADR, 8/29/2025,$135.00	$(3,920,475)	BNP Paribas	325	$ (57,200)
(Premiums received $(83,110))				$(57,200)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—(6.0)%
ADVERTISING—(0.1)%
The Interpublic Group of Cos., Inc.	(155,534)	$(3,826,136)
AEROSPACE & DEFENSE—(0.1)%
Lockheed Martin Corp.	(14,894)	(6,270,076)
AGRICULTURAL & FARM MACHINERY—(0.1)%
Toro Co.	(72,523)	(5,384,833)
AIR FREIGHT & LOGISTICS—(0.1)%
United Parcel Service, Inc., Cl.B	(29,559)	(2,546,803)
APPLICATION SOFTWARE—(1.0)%
Atlassian Corp., Cl. A*	(28,000)	(5,369,840)
Clear Secure, Inc., Cl. A	(254,185)	(7,475,581)
Intuit, Inc.	(5,751)	(4,515,283)
Salesforce, Inc.	(24,219)	(6,256,494)
Samsara, Inc., Cl. A*	(92,840)	(3,530,705)
SAP SE ADR	(32,103)	(9,203,930)
Tyler Technologies, Inc.*	(10,106)	(5,907,563)
Workday, Inc., Cl. A*	(23,069)	(5,291,567)

		(47,550,963)
AUTOMOBILE MANUFACTURERS—(0.2)%
General Motors Co.	(150,094)	(8,006,014)
BIOTECHNOLOGY—(0.1)%
United Therapeutics Corp.*	(20,525)	(5,638,218)
BREWERS—(0.2)%
Anheuser-Busch InBev SA/NV	(68,599)	(3,956,104)
Molson Coors Beverage Co., Cl. B	(78,000)	(3,800,160)

		(7,756,264)
BUILDING PRODUCTS—(0.2)%
A.O. Smith Corp.	(40,971)	(2,900,337)
Advanced Drainage Systems, Inc.	(21,000)	(2,409,750)

		(5,310,087)
CARGO GROUND TRANSPORTATION—(0.1)%
Ryder System, Inc.	(23,942)	(4,254,733)
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—(0.1)%
Blue Bird Corp.*	(57,335)	(2,568,035)
CONSUMER STAPLES MERCHANDISE RETAIL—(0.2)%
Dollar General Corp.	(94,514)	(9,914,519)
DATA PROCESSING & OUTSOURCED SERVICES—(0.1)%
Genpact, Ltd.	(138,098)	(6,083,217)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(6.0)% (CONT.)
DIVERSIFIED BANKS—(0.3)%
Bank of America Corp.	(242,511)	$(11,463,495)
ELECTRICAL COMPONENTS & EQUIPMENT—(0.1)%
Fluence Energy, Inc.*	(421,728)	(3,424,431)
ELECTRONIC MANUFACTURING SERVICES—(0.2)%
IPG Photonics Corp.*	(109,924)	(8,232,208)
FINANCIAL EXCHANGES & DATA—(0.1)%
Morningstar, Inc.	(9,311)	(2,574,119)
HEALTHCARE FACILITIES—(0.2)%
HCA Healthcare, Inc.	(12,883)	(4,560,453)
Universal Health Services, Inc., Cl. B	(34,211)	(5,694,421)

		(10,254,874)
HEALTHCARE SUPPLIES—(0.1)%
Align Technology, Inc.*	(4,951)	(638,729)
DENTSPLY SIRONA, Inc.	(323,335)	(4,626,924)

		(5,265,653)
HOTELS RESORTS & CRUISE LINES—(0.1)%
Hilton Worldwide Holdings, Inc.	(19,606)	(5,255,976)
HOUSEHOLD PRODUCTS—(0.2)%
The Procter & Gamble Co.	(42,000)	(6,319,740)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—(0.1)%
Stanley Black & Decker, Inc.	(59,584)	(4,030,858)
INSURANCE BROKERS—(0.1)%
Aon PLC, Cl.A	(10,755)	(3,825,661)
IT CONSULTING & OTHER SERVICES—(0.2)%
Capgemini SE	(26,452)	(3,938,081)
Infosys, Ltd. ADR	(238,259)	(3,983,690)

		(7,921,771)
LIFE SCIENCES TOOLS & SERVICES—(0.3)%
Bruker Corp.	(51,000)	(1,959,930)
Medpace Holdings, Inc.*	(27,516)	(11,754,835)

		(13,714,765)
MANAGED HEALTHCARE—(0.4)%
Centene Corp.*	(97,040)	(2,529,833)
Progyny, Inc.*	(267,000)	(6,277,170)
UnitedHealth Group, Inc.	(13,796)	(3,442,930)

		(12,249,933)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(6.0)% (CONT.)
METAL, GLASS & PLASTIC CONTAINERS—(0.2)%
Ball Corp.	(111,991)	$(6,412,605)
OTHER SPECIALTY RETAIL—(0.1)%
Chewy, Inc., Cl.A*	(91,000)	(3,339,700)
PACKAGED FOODS & MEATS—(0.1)%
WK Kellogg Co.	(97,500)	(2,247,375)
RESEARCH & CONSULTING SERVICES—(0.1)%
Science Applications International Corp.	(53,425)	(5,955,819)
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.0%
Entegris, Inc.	(25,461)	(1,997,670)
SEMICONDUCTORS—0.0%
Intel Corp.	(14,414)	(285,397)
SPECIALTY CHEMICALS—(0.2)%
International Flavors & Fragrances, Inc.	(93,888)	(6,668,865)
SYSTEMS SOFTWARE—(0.1)%
Teradata Corp.*	(223,339)	(4,674,485)
TECHNOLOGY DISTRIBUTORS—(0.1)%
Insight Enterprises, Inc.*	(22,112)	(2,622,041)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.1)%
NetApp, Inc.	(33,333)	(3,470,965)
TOTAL COMMON STOCKS (Proceeds $254,993,550)		$(247,318,304)

EXCHANGE TRADED FUNDS—(3.3)%
ENERGY EQUIPMENT & SERVICES—(0.3)%
Energy Select Sector SPDR Fund	(128,842)	(11,236,311)
MARKET INDICES—(2.8)%
Direxion NASDAQ-100 Equal Weighted Index Shares	(450,515)	(44,312,655)
Invesco QQQ Trust Series 1	(10,188)	(5,756,322)
iShares MSCI India ETF	(51,203)	(2,695,326)
iShares Russell 2000 ETF	(17,615)	(3,864,555)
SPDR S&P 500 ETF Trust	(92,798)	(58,655,760)

		(115,284,618)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short July 31, 2025 (Unaudited) (Continued)

EXCHANGE TRADED FUNDS—(3.3)% (CONT.)
SYSTEMS SOFTWARE—(0.2)%
iShares Expanded Tech-Software Sector ETF*	(75,008)	$(8,375,393)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $122,125,606)		$(134,896,322)
Total Securities Sold Short (Proceeds $377,119,156)		$(382,214,626)

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—91.0%
ADVERTISING—0.5%
The Trade Desk, Inc., Cl. A*	11,503	$ 1,000,301
AEROSPACE & DEFENSE—6.7%
AAR Corp.*	9,690	723,940
Cadre Holdings, Inc.	9,802	324,152
HEICO Corp.+	15,325	5,008,210
HEICO Corp., Cl. A	5,635	1,454,337
Kratos Defense & Security Solutions, Inc.+,*	3,504	205,685
Loar Holdings, Inc.*	2,296	169,697
StandardAero, Inc.*	572	16,331
TransDigm Group, Inc.+	4,094	6,585,035

		14,487,387
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
LVMH Moët Hennessy Louis Vuitton SE	2,624	1,408,595
APPAREL RETAIL—0.8%
Burlington Stores, Inc.*	6,429	1,754,860
APPLICATION SOFTWARE—5.7%
Agilysys, Inc.*	2,837	323,645
AppLovin Corp., Cl. A+,*	19,620	7,665,534
Confluent, Inc., Cl. A*	27,216	482,403
HubSpot, Inc.*	2,822	1,466,452
nCino, Inc.*	13,523	377,630
PROS Holdings, Inc.*	15,535	243,744
SPS Commerce, Inc.+,*	11,069	1,205,027
Vertex, Inc., Cl. A+,*	18,376	609,532

		12,373,967
ASSET MANAGEMENT & CUSTODY BANKS—1.7%
Hamilton Lane, Inc., Cl. A+	2,133	324,856
KKR & Co., Inc.	8,034	1,177,624
StepStone Group, Inc., Cl. A+	37,387	2,219,292

		3,721,772
BIOTECHNOLOGY—4.2%
ACADIA Pharmaceuticals, Inc.+,*	116,099	2,766,639
BioMarin Pharmaceutical, Inc.+,*	13,353	772,471
Forte Biosciences, Inc.*	73,399	732,522
Natera, Inc.+,*	27,952	3,736,064
Ultragenyx Pharmaceutical, Inc.*	15,995	436,984
Vertex Pharmaceuticals, Inc.*	1,595	728,708

		9,173,388
BROADLINE RETAIL—5.5%
Amazon.com, Inc.+,*	43,603	10,207,898
MercadoLibre, Inc.+,*	284	674,185
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.0% (CONT.)
BROADLINE RETAIL—5.5% (CONT.)
Ollie's Bargain Outlet Holdings, Inc.+,*	6,993	$ 955,454

		11,837,537
BUILDING PRODUCTS—0.6%
Builders FirstSource, Inc.*	10,733	1,364,486
CARGO GROUND TRANSPORTATION—0.6%
Old Dominion Freight Line, Inc.	4,805	717,146
RXO, Inc.*	18,684	288,668
XPO, Inc.*	3,332	400,806

		1,406,620
CONSTRUCTION & ENGINEERING—0.3%
Sterling Infrastructure, Inc.*	2,126	568,896
CONSTRUCTION MATERIALS—1.0%
James Hardie Industries PLC*	80,154	2,079,195
CONSUMER FINANCE—1.1%
Upstart Holdings, Inc.+,*	28,843	2,357,627
CONSUMER STAPLES MERCHANDISE RETAIL—0.4%
Dollar Tree, Inc.*	8,406	954,501
DIVERSIFIED SUPPORT SERVICES—0.3%
VSE Corp.	4,483	701,769
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
Enovix Corp.*	124,099	1,662,927
Vertiv Holdings Co., Cl. A+	19,293	2,809,061

		4,471,988
ELECTRONIC COMPONENTS—0.7%
Coherent Corp.*	13,957	1,501,773
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.1%
Itron, Inc.*	15,594	1,942,077
Novanta, Inc.*	4,116	506,350

		2,448,427
ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Casella Waste Systems, Inc., Cl. A+,*	6,296	684,564
Montrose Environmental Group, Inc.+,*	26,765	607,298
Waste Connections, Inc.+	2,400	448,008

		1,739,870
FINANCIAL EXCHANGES & DATA—0.3%
Coinbase Global, Inc., Cl. A*	1,815	685,634
FOOTWEAR—0.3%
Birkenstock Holding PLC*	13,949	698,706
HEALTH CARE DISTRIBUTORS—0.8%
Cencora, Inc.	2,442	698,607
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.0% (CONT.)
HEALTH CARE DISTRIBUTORS—0.8% (CONT.)
McKesson Corp.+	1,476	$ 1,023,665

		1,722,272
HEALTHCARE EQUIPMENT—3.1%
Artivion, Inc.*	64,412	1,990,975
Glaukos Corp.*	8,976	772,744
Impulse Dynamics PLC, Series A(a),*,@	3,485,265	125,469
Inmode, Ltd.*	18,580	253,803
Inspire Medical Systems, Inc.+,*	1,829	227,784
Insulet Corp.+,*	1,135	327,334
Intuitive Surgical, Inc.*	4,349	2,092,260
PROCEPT BioRobotics Corp.*	13,457	652,799
Tandem Diabetes Care, Inc.*	24,326	378,999

		6,822,167
HEALTHCARE FACILITIES—1.0%
Tenet Healthcare Corp.+,*	13,517	2,180,022
HEALTHCARE SERVICES—0.3%
NeoGenomics, Inc.*	6,624	32,060
RadNet, Inc.*	9,793	535,971

		568,031
HEALTHCARE SUPPLIES—0.1%
Neogen Corp.*	51,534	239,633
HEALTHCARE TECHNOLOGY—0.1%
Waystar Holding Corp.*	5,331	197,140
HOME FURNISHINGS—0.5%
Somnigroup International, Inc.	14,757	1,068,112
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.4%
First Advantage Corp.*	43,578	753,463
Paylocity Holding Corp.+,*	12,369	2,286,781

		3,040,244
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.6%
Talen Energy Corp.+,*	14,695	5,548,391
Vistra Corp.	10,632	2,217,198

		7,765,589
INSURANCE BROKERS—0.2%
Accelerant Holdings, Cl. A*	17,028	468,951
INTERACTIVE HOME ENTERTAINMENT—4.0%
Roblox Corp., Cl. A*	37,317	5,141,909
Sea Ltd. ADR+,*	18,695	2,928,572
Take-Two Interactive Software, Inc.*	3,078	685,563

		8,756,044
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.0% (CONT.)
INTERACTIVE MEDIA & SERVICES—6.2%
Alphabet, Inc., Cl. A	22,267	$ 4,273,037
Meta Platforms, Inc., Cl. A+	10,477	8,103,331
Pinterest, Inc., Cl. A*	28,270	1,091,222

		13,467,590
INTERNET SERVICES & INFRASTRUCTURE—3.0%
MongoDB, Inc., Cl. A*	9,351	2,224,509
Shopify, Inc., Cl. A*	8,607	1,051,861
Snowflake, Inc., Cl. A*	5,003	1,118,171
Twilio, Inc., Cl. A*	17,188	2,217,252

		6,611,793
INVESTMENT BANKING & BROKERAGE—0.2%
Piper Sandler Cos.	1,290	406,763
LEISURE FACILITIES—0.4%
Life Time Group Holdings, Inc.*	11,083	318,304
Planet Fitness, Inc., Cl. A+,*	4,773	521,164

		839,468
LIFE SCIENCES TOOLS & SERVICES—0.5%
Bio-Techne Corp.	18,742	1,025,750
MANAGED HEALTHCARE—1.0%
Progyny, Inc.+,*	93,224	2,191,696
MOVIES & ENTERTAINMENT—2.6%
Netflix, Inc.+,*	2,632	3,051,541
Spotify Technology SA+,*	4,189	2,624,576

		5,676,117
PHARMACEUTICALS—1.0%
Johnson & Johnson	12,879	2,121,687
PROPERTY & CASUALTY INSURANCE—0.7%
Palomar Holdings, Inc.*	11,006	1,458,185
RAIL TRANSPORTATION—0.5%
Union Pacific Corp.	4,691	1,041,261
REAL ESTATE SERVICES—2.6%
Compass, Inc., Cl. A*	77,953	618,947
FirstService Corp.+	25,106	4,951,405

		5,570,352
RESTAURANTS—1.0%
Kura Sushi USA, Inc., Cl. A*	5,847	513,016
The Cheesecake Factory, Inc.	16,615	1,061,865
Wingstop, Inc.	1,478	557,708

		2,132,589
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.0% (CONT.)
SEMICONDUCTORS—10.9%
Astera Labs, Inc.*	28,468	$ 3,892,430
Impinj, Inc.*	6,034	932,736
NVIDIA Corp.+	66,174	11,770,369
Semtech Corp.*	25,621	1,309,233
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,913	5,777,859

		23,682,627
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.5%
Celsius Holdings, Inc.*	23,305	1,056,649
SYSTEMS SOFTWARE—8.0%
Crowdstrike Holdings, Inc., Cl. A*	2,354	1,070,058
CyberArk Software Ltd.*	1,702	700,322
Microsoft Corp.+	16,979	9,058,296
Nebius Group NV, Cl. A+,*	109,842	5,978,700
ServiceNow, Inc.*	488	460,243

		17,267,619
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.8%
Western Digital Corp.	21,101	1,660,438
TRADING COMPANIES & DISTRIBUTORS—0.7%
SiteOne Landscape Supply, Inc.+,*	4,366	601,766
Transcat, Inc.*	7,591	580,180
Xometry, Inc., Cl. A*	9,663	312,501

		1,494,447
TOTAL COMMON STOCKS (Cost $151,884,462)		197,270,535
PREFERRED STOCKS—1.3%
APPLICATION SOFTWARE—0.9%
SB Technology, Inc., Series E(a),*,@	114,903	1,977,481
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	41,418	—
HEALTHCARE EQUIPMENT—0.4%
Impulse Dynamics PLC, Series F-3(a),*,@	13,695,990	780,671
TOTAL PREFERRED STOCKS (Cost $2,880,391)		2,758,152
REAL ESTATE INVESTMENT TRUST—1.3%
INDUSTRIAL—0.5%
Rexford Industrial Realty, Inc.	28,963	1,058,018
TELECOM TOWER—0.8%
Crown Castle, Inc.	16,708	1,755,844
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $2,654,010)		2,813,862
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	126,108	$ —
(Cost $67,638)		—
SPECIAL PURPOSE VEHICLE—0.6%
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Crosslink Ventures C, LLC, Cl. A(b),*,@		777,095
Crosslink Ventures C, LLC, Cl. B(b),*,@		466,174

		1,243,269
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,475,000)		1,243,269
SHORT-TERM SECURITIES—1.9%
MONEY MARKET FUNDS—1.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)	4,148,557	4,148,557
(Cost $4,148,557)		4,148,557

SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNT	COUNTERPARTY	NUMBER OF CONTRACTS	VALUE
PURCHASED PUT OPTIONS—0.1%
EXCHANGE-TRADED OPTIONS PURCHASED—0.1%
Invesco QQQ Trust Series 1, 8/15/2025, $515.00	7,627,635	Bank of America	135	7,830
Trump Media & Technology Group Corp., 12/19/2025, $50.00	56,288	Bank of America	32	101,120
Trump Media & Technology Group Corp., 12/19/2025, $50.00	51,011	BNP Paribas	29	91,640
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNT	COUNTERPARTY	NUMBER OF CONTRACTS	VALUE
Purchased Put Options—0.1% (CONT.)
EXCHANGE-TRADED OPTIONS PURCHASED—0.1% (CONT.)
Trump Media & Technology Group Corp., 1/16/2026, $40.00	$ 26,385	BNP Paribas	15	$ 33,600

				234,190
TOTAL PURCHASED PUT OPTIONS (Cost $344,110)				234,190

Total Investments (Cost $163,454,168)			96.2%	$208,468,565
Affiliated Securities (Cost $1,475,000)				1,243,269
Unaffiliated Securities (Cost $161,979,168)				207,225,296
Securities Sold Short (Proceeds $73,766,579)			(33.2)%	(71,946,351)
Other Assets in Excess of Liabilities			37.0%	80,102,753
NET ASSETS			100.0%	$216,624,967

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2025.
*	Non-income producing security.
+	All or a portion of this security is held as collateral for securities sold short.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$925,000	$777,095	0.4%
Crosslink Ventures C, LLC, Cl. B	12//20	550,000	466,174	0.2%
Impulse Dynamics PLC, Series A	2/11/22	3,485,265	125,469	0.1%
Impulse Dynamics PLC, Series F-3	6/2/23	716,529	780,671	0.4%
Prosetta Biosciences, Inc., Series D	2/6/15	186,381	—	0.0%
SB Technology, Inc., Series E	10/23/24	1,977,481	1,977,481	0.9%
Tolero CDR	2/6/17	67,638	—	0.0%
Total		$7,908,294	$4,126,890	2.0%
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

Over the counter - Contracts for difference outstanding as of July 31, 2025:

Contract Amount	Counterparty	Reference Company	Market Value	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
(19,427)	Goldman Sachs & Co.	Goldman Sachs U.S. Momentum Short Basket	$(176,742)	$—	$(176,742)	$(176,742)
(38,856)	BNP Paribas	SES AI Corp.	5,362	5,362	—	5,362
Total			$(171,380)	$5,362	$(176,742)	$(171,380)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—(30.9)%
ADVERTISING—(0.3)%
The Interpublic Group of Cos., Inc.	(28,786)	$(708,136)
AEROSPACE & DEFENSE—(0.5)%
Lockheed Martin Corp.	(2,602)	(1,095,390)
AGRICULTURAL & FARM MACHINERY—(0.3)%
Toro Co.	(9,210)	(683,843)
APPAREL ACCESSORIES & LUXURY GOODS—(0.4)%
adidas AG	(4,761)	(909,965)
APPLICATION SOFTWARE—(3.1)%
Atlassian Corp., Cl. A*	(6,707)	(1,286,268)
Aurora Innovation, Inc., Cl. A*	(133,204)	(773,915)
Clear Secure, Inc., Cl. A	(40,929)	(1,203,722)
Procore Technologies, Inc.*	(12,205)	(874,244)
SoundHound AI, Inc., Cl. A*	(20,194)	(208,604)
Tyler Technologies, Inc.*	(2,449)	(1,431,587)
Unity Software, Inc.*	(18,578)	(619,762)

		(6,398,102)
AUTOMOBILE MANUFACTURERS—(1.7)%
Fisker, Inc.(a),*	(55,316)	—
Ford Motor Co.	(104,495)	(1,156,760)
General Motors Co.	(21,709)	(1,157,958)
Lucid Group, Inc.*	(122,207)	(300,629)
Rivian Automotive, Inc. , Cl. A*	(43,437)	(559,034)
Thor Industries, Inc.	(7,372)	(670,778)

		(3,845,159)
AUTOMOTIVE PARTS & EQUIPMENT—(1.0)%
QuantumScape Corp., Cl. A*	(248,108)	(2,133,729)
BIOTECHNOLOGY—(1.3)%
AbbVie, Inc.	(3,806)	(719,410)
Amgen, Inc.	(4,842)	(1,428,874)
Biogen, Inc.*	(2,830)	(362,240)
Soleno Therapeutics, Inc.*	(1,231)	(106,445)
Twist Bioscience Corp.*	(1,815)	(60,930)

		(2,677,899)
BUILDING PRODUCTS—(0.4)%
Masterbrand, Inc.*	(71,575)	(789,472)
CASINOS & GAMING—(0.4)%
Caesars Entertainment, Inc.*	(13,836)	(369,144)
MGM Resorts International*	(10,505)	(382,907)

		(752,051)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(30.9)% (CONT.)
COMMODITY CHEMICALS—(0.2)%
PureCycle Technologies, Inc.*	(36,807)	$(493,582)
CONSTRUCTION & ENGINEERING—(0.3)%
Ameresco, Inc., Cl.A*	(35,858)	(606,717)
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—(0.5)%
Blue Bird Corp.*	(14,970)	(670,506)
Federal Signal Corp.	(2,964)	(375,153)

		(1,045,659)
CONSUMER STAPLES MERCHANDISE RETAIL—(0.3)%
Target Corp.	(7,495)	(753,247)
ELECTRICAL COMPONENTS & EQUIPMENT—(0.4)%
Fluence Energy, Inc.*	(118,504)	(962,252)
ELECTRONIC COMPONENTS—(0.6)%
Belden, Inc.	(9,795)	(1,211,152)
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.0%
SmartRent, Inc.*	(32,203)	(32,525)
ELECTRONIC MANUFACTURING SERVICES—(0.7)%
IPG Photonics Corp.*	(21,355)	(1,599,276)
FOOTWEAR—(0.3)%
NIKE, Inc., Cl.B	(8,387)	(626,425)
HEALTHCARE EQUIPMENT—(0.1)%
TransMedics Group, Inc.*	(1,193)	(141,931)
HEALTHCARE FACILITIES—(0.7)%
Universal Health Services, Inc., Cl. B	(4,893)	(814,440)
US Physical Therapy, Inc.	(8,840)	(646,646)

		(1,461,086)
HEALTHCARE SERVICES—(0.3)%
23andMe Holding Co., Cl. A*	(3,023)	(14,359)
CVS Health Corp.	(9,349)	(580,573)
DocGo, Inc.*	(4,671)	(6,353)

		(601,285)
HEALTHCARE SUPPLIES—(0.1)%
STAAR Surgical Co.*	(12,066)	(216,162)
HEALTHCARE TECHNOLOGY—0.0%
Simulations Plus, Inc.	(3,173)	(41,312)
HEAVY ELECTRICAL EQUIPMENT—(0.4)%
NuScale Power Corp.*	(18,203)	(913,973)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(30.9)% (CONT.)
HOMEFURNISHING RETAIL—(0.2)%
RH*	(1,630)	$(335,161)
HOTELS RESORTS & CRUISE LINES—0.0%
Soho House & Co., Inc.*	(4,225)	(26,829)
HOUSEHOLD PRODUCTS—(0.6)%
Church & Dwight Co., Inc.	(14,448)	(1,354,789)
HYPERMARKETS & SUPER CENTERS—(0.6)%
Costco Wholesale Corp.	(1,489)	(1,399,124)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—(0.5)%
Symbotic, Inc.*	(21,292)	(1,148,703)
Velo3D, Inc.*	(750)	(4,957)

		(1,153,660)
INTERACTIVE MEDIA & SERVICES—(0.2)%
Rumble, Inc.*	(62,238)	(525,289)
Trump Media & Technology Group Corp.*	(3,648)	(64,168)

		(589,457)
IT CONSULTING & OTHER SERVICES—(1.7)%
Capgemini SE	(4,908)	(730,686)
Grid Dynamics Holdings, Inc.*	(68,737)	(652,314)
Infosys, Ltd. ADR	(39,009)	(652,230)
International Business Machines Corp.	(6,660)	(1,685,979)

		(3,721,209)
LIFE SCIENCES TOOLS & SERVICES—(1.0)%
Illumina, Inc.*	(11,406)	(1,171,510)
Medpace Holdings, Inc.*	(2,486)	(1,062,019)

		(2,233,529)
MANAGED HEALTHCARE—(1.3)%
Elevance Health, Inc.	(2,572)	(728,082)
UnitedHealth Group, Inc.	(8,317)	(2,075,591)

		(2,803,673)
MOVIES & ENTERTAINMENT—(0.3)%
Sphere Entertainment Co.*	(14,406)	(620,178)
Vivid Seats, Inc., Cl. A*	(13,669)	(21,187)

		(641,365)
PACKAGED FOODS & MEATS—(0.4)%
Vital Farms, Inc.*	(21,847)	(812,708)
PASSENGER GROUND TRANSPORTATION—(0.3)%
Lyft, Inc., Cl.A*	(53,605)	(753,686)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(30.9)% (CONT.)
PHARMACEUTICALS—(0.7)%
Merck & Co., Inc.	(18,728)	$(1,463,031)
PROPERTY & CASUALTY INSURANCE—(0.6)%
Lemonade, Inc.*	(33,337)	(1,256,138)
REAL ESTATE OPERATING COMPANIES—(0.1)%
Seritage Growth Properties, Cl.A*	(51,728)	(165,012)
REAL ESTATE SERVICES—0.0%
Opendoor Technologies, Inc.*	(11,548)	(21,248)
REGIONAL BANKS—(0.6)%
Atlantic Union Bankshares Corp.	(13,248)	(419,962)
Bank OZK	(4,146)	(204,398)
Eagle Bancorp, Inc.	(33,452)	(538,243)
Primis Financial Corp.	(22,432)	(251,014)

		(1,413,617)
RESTAURANTS—(1.0)%
Cava Group, Inc.*	(7,650)	(673,277)
Starbucks Corp.	(12,504)	(1,114,857)
Texas Roadhouse, Inc.	(2,789)	(516,328)

		(2,304,462)
SEMICONDUCTORS—(1.6)%
indie Semiconductor, Inc., Cl. A*	(139,549)	(545,637)
Power Integrations, Inc.	(14,219)	(689,906)
Qorvo, Inc.*	(12,670)	(1,059,212)
Texas Instruments, Inc.	(5,717)	(1,035,120)

		(3,329,875)
SPECIALTY CHEMICALS—(0.5)%
Aspen Aerogels, Inc.*	(132,748)	(1,016,850)
SPECIALTY RETAIL—(0.3)%
Tractor Supply Co.	(12,141)	(691,430)
SYSTEMS SOFTWARE—(0.4)%
Palo Alto Networks, Inc.*	(5,558)	(964,869)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(2.0)%
Apple, Inc.	(13,461)	(2,794,100)
NetApp, Inc.	(13,590)	(1,415,127)

		(4,209,227)
WIRELESS TELECOMMUNICATION SERVICES—(1.7)%
T-Mobile US, Inc.	(15,317)	(3,651,726)
TOTAL COMMON STOCKS (Proceeds $69,284,710)		$(67,013,005)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—(0.2)%
DIVERSIFIED REITS—0.0%
Empire State Realty Trust, Inc.	(9,953)	$(72,060)
OFFICE REITS—(0.2)%
Easterly Government Properties, Inc.	(14,905)	(327,906)
Paramount Group, Inc.*	(8,876)	(54,321)

		(382,227)
TOTAL REAL ESTATE INVESTMENT TRUST (Proceeds $504,138)		$(454,287)

EXCHANGE TRADED FUNDS—(2.1)%
MARKET INDICES—(2.1)%
iShares China Large-Cap ETF	(32,369)	(1,211,895)
iShares Russell 2000 ETF	(5,904)	(1,295,279)
KraneShares CSI China Internet ETF	(28,672)	(1,016,136)
Xtrackers Harvest CSI 300 China A-Shares ETF	(33,665)	(955,749)

		(4,479,059)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $3,977,731)		$(4,479,059)
Total Securities Sold Short (Proceeds $73,766,579)		$(71,946,351)

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.0%
BRAZIL—7.1%
AEROSPACE & DEFENSE—2.0%
Embraer SA ADR	6,184	$ 356,075
BROADLINE RETAIL—2.7%
MercadoLibre, Inc.*	196	465,282
DIVERSIFIED BANKS—1.3%
NU Holdings, Ltd., Cl. A*	18,692	228,416
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
Orizon Valorizacao de Residuos SA*	21,669	185,169

TOTAL BRAZIL (Cost $709,068)		1,234,942
CHINA—26.1%
APPAREL ACCESSORIES & LUXURY GOODS—3.3%
ANTA Sports Products, Ltd.	50,322	577,600
BIOTECHNOLOGY—2.1%
BeOne Medicines, Ltd.*	16,464	374,300
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—3.5%
Weichai Power Co., Ltd., Cl. H	284,221	602,511
HOTELS RESORTS & CRUISE LINES—1.7%
Trip.com Group Ltd. ADR	4,700	291,165
INTERACTIVE MEDIA & SERVICES—8.4%
Tencent Holdings, Ltd.	20,805	1,456,605
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.9%
NAURA Technology Group Co., Ltd., Cl. A	10,962	509,130
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.2%
Xiaomi Corp., Cl. B*	107,877	725,791

TOTAL CHINA (Cost $3,770,851)		4,537,102
GREECE—6.3%
CASINOS & GAMING—2.1%
OPAP SA	16,409	367,508
DIVERSIFIED BANKS—2.7%
National Bank of Greece SA	33,278	464,180
INDUSTRIAL CONGLOMERATES—1.5%
Metlen Energy & Metals SA	4,904	269,776

TOTAL GREECE (Cost $753,218)		1,101,464
HUNGARY—1.3%
DIVERSIFIED BANKS—1.3%
OTP Bank Nyrt	2,718	220,555
(Cost $220,572)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.0% (CONT.)
INDIA—15.0%
AEROSPACE & DEFENSE—3.0%
Bharat Electronics, Ltd.	120,728	$ 524,478
CONSUMER FINANCE—1.8%
Bajaj Finance, Ltd.	31,670	316,933
DIVERSIFIED BANKS—3.4%
ICICI Bank, Ltd. ADR	17,541	591,132
HEALTHCARE FACILITIES—2.5%
Max Healthcare Institute, Ltd.	30,410	431,445
MOTORCYCLE MANUFACTURERS—1.9%
TVS Motor Co., Ltd.	10,384	330,745
REAL ESTATE DEVELOPMENT—2.4%
Godrej Properties, Ltd.*	17,317	412,904

TOTAL INDIA (Cost $2,097,269)		2,607,637
INDONESIA—1.7%
DIVERSIFIED BANKS—1.7%
PT Bank Central Asia Tbk	601,187	301,312
(Cost $376,734)
MEXICO—2.5%
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.5%
Arca Continental SAB de CV	42,172	439,671
(Cost $471,836)
PHILIPPINES—2.1%
MARINE PORTS & SERVICES—2.1%
International Container Terminal Services, Inc.	48,285	370,752
(Cost $216,030)
SAUDI ARABIA—1.3%
IT CONSULTING & OTHER SERVICES—1.3%
Elm Co.	941	227,982
(Cost $284,070)
SINGAPORE—1.6%
INTERACTIVE HOME ENTERTAINMENT—1.6%
Sea Ltd. ADR*	1,738	272,258
(Cost $273,424)
SOUTH AFRICA—1.3%
FOOD RETAIL—1.3%
Shoprite Holdings, Ltd.	15,993	233,105
(Cost $260,643)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.0% (CONT.)
SOUTH KOREA—8.0%
HEALTHCARE EQUIPMENT—1.1%
Classys, Inc.	4,560	$ 188,674
INVESTMENT BANKING & BROKERAGE—1.0%
Samsung Securities Co., Ltd.	3,380	171,347
LIFE SCIENCES TOOLS & SERVICES—2.4%
Samsung Biologics Co., Ltd.*	552	421,743
SEMICONDUCTORS—3.5%
SK Hynix, Inc.	3,099	600,636

TOTAL SOUTH KOREA (Cost $1,280,050)		1,382,400
TAIWAN—14.8%
SEMICONDUCTORS—14.8%
MediaTek, Inc.	8,035	363,862
Taiwan Semiconductor Manufacturing Co., Ltd.	49,770	1,916,109
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,238	299,126

TOTAL TAIWAN (Cost $1,381,588)		2,579,097
TURKEY—0.8%
FOOD RETAIL—0.8%
BIM Birlesik Magazalar AS	10,360	135,311
(Cost $71,297)
UNITED ARAB EMIRATES—2.5%
DIVERSIFIED REAL ESTATE ACTIVITIES—2.5%
Aldar Properties PJSC	166,075	429,161
(Cost $228,884)
UNITED KINGDOM—2.6%
INTERACTIVE MEDIA & SERVICES—2.6%
Baltic Classifieds Group PLC	94,853	448,458
(Cost $408,395)
UNITED STATES—4.0%
CONSUMER STAPLES MERCHANDISE RETAIL—2.6%
PriceSmart, Inc.	4,148	445,910
EDUCATION SERVICES—1.4%
Laureate Education, Inc.*	11,147	251,922

TOTAL UNITED STATES (Cost $627,893)		697,832
TOTAL COMMON STOCKS (Cost $13,431,822)		17,219,039
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

MONEY MARKET FUNDS—1.5%
UNITED STATES—1.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(a)	262,840	$ 262,840
(Cost $262,840)

Total Investments (Cost $13,694,662)	100.5%	$17,481,879
Unaffiliated Securities (Cost $13,694,662)		17,481,879
Liabilities in Excess of Other Assets	(0.5)%	(89,280)
NET ASSETS	100.0%	$17,392,599

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of July 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.5%
APPLICATION SOFTWARE—6.7%
Adobe, Inc.*	3,921	$ 1,402,502
AppLovin Corp., Cl. A*	7,061	2,758,733
Autodesk, Inc.*	2,105	638,047
Intuit, Inc.	757	594,343
Salesforce, Inc.	3,137	810,381

		6,204,006
AUTOMOBILE MANUFACTURERS—1.4%
Tesla, Inc.*	4,377	1,349,298
BIOTECHNOLOGY—1.8%
AbbVie, Inc.	2,597	490,885
BioNTech SE ADR*	1,407	151,253
Vertex Pharmaceuticals, Inc.*	2,299	1,050,344

		1,692,482
BROADLINE RETAIL—9.8%
Amazon.com, Inc.*	33,082	7,744,827
MercadoLibre, Inc.*	554	1,315,135

		9,059,962
CONSTRUCTION MATERIALS—0.7%
James Hardie Industries PLC*	24,655	639,551
DIVERSIFIED SUPPORT SERVICES—0.6%
Cintas Corp.	2,418	538,126
ELECTRIC UTILITIES—1.5%
Constellation Energy Corp.	2,754	957,951
NextEra Energy, Inc.	6,003	426,573

		1,384,524
ELECTRICAL COMPONENTS & EQUIPMENT—3.1%
Eaton Corp. PLC	1,531	589,006
NEXTracker, Inc., Cl. A*	5,997	349,385
Vertiv Holdings Co., Cl. A	13,415	1,953,224

		2,891,615
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.4%
Itron, Inc.*	6,774	843,634
Trimble, Inc.*	4,998	419,282

		1,262,916
ELECTRONIC MANUFACTURING SERVICES—1.6%
Flex, Ltd.*	30,549	1,523,479
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
Tetra Tech, Inc.	12,192	447,934
Veralto Corp.	5,192	544,277

		992,211
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.5% (CONT.)
FINANCIAL EXCHANGES & DATA—1.6%
S&P Global, Inc.	2,620	$ 1,443,882
HEALTHCARE EQUIPMENT—0.6%
Intuitive Surgical, Inc.*	1,106	532,085
HEAVY ELECTRICAL EQUIPMENT—0.9%
GE Vernova, Inc.	1,294	854,415
HOME IMPROVEMENT RETAIL—1.3%
The Home Depot, Inc.	3,315	1,218,296
HOUSEHOLD PRODUCTS—0.7%
The Procter & Gamble Co.	4,265	641,754
INDUSTRIAL GASES—0.3%
Air Products & Chemicals, Inc.	950	273,486
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.5%
Xylem, Inc.	3,430	496,047
INTERACTIVE HOME ENTERTAINMENT—0.4%
Take-Two Interactive Software, Inc.*	1,703	379,309
INTERACTIVE MEDIA & SERVICES—6.0%
Alphabet, Inc., Cl. A	15,133	2,904,023
Alphabet, Inc., Cl. C	8,270	1,594,952
Pinterest, Inc., Cl. A*	27,087	1,045,558

		5,544,533
INVESTMENT BANKING & BROKERAGE—1.2%
Morgan Stanley	8,147	1,160,622
IT CONSULTING & OTHER SERVICES—0.5%
Accenture PLC, Cl. A	1,581	422,285
LIFE SCIENCES TOOLS & SERVICES—0.5%
Agilent Technologies, Inc.	3,816	438,115
MOVIES & ENTERTAINMENT—4.0%
Netflix, Inc.*	2,150	2,492,710
Spotify Technology SA*	1,927	1,207,343

		3,700,053
PHARMACEUTICALS—0.8%
Merck & Co., Inc.	4,802	375,132
Zoetis, Inc.	2,855	416,231

		791,363
RAIL TRANSPORTATION—0.5%
Union Pacific Corp.	2,012	446,604
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.8%
ASML Holding NV ADR	1,358	943,416
Lam Research Corp.	17,593	1,668,520

		2,611,936
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.5% (CONT.)
SEMICONDUCTORS—20.0%
Broadcom, Inc.	3,866	$ 1,135,444
First Solar, Inc.*	2,214	386,852
Marvell Technology, Inc.	6,177	496,446
NVIDIA Corp.	83,909	14,924,894
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,783	1,638,908

		18,582,544
SPECIALTY CHEMICALS—0.5%
Ecolab, Inc.	1,645	430,595
SYSTEMS SOFTWARE—15.5%
Microsoft Corp.	25,762	13,744,027
Oracle Corp.	2,667	676,805

		14,420,832
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.8%
Apple, Inc.	26,017	5,400,349
TRANSACTION & PAYMENT PROCESSING SERVICES—4.4%
Visa, Inc., Cl. A	11,797	4,075,510
TOTAL COMMON STOCKS (Cost $21,777,555)		91,402,785
REAL ESTATE INVESTMENT TRUST—1.3%
DATA CENTER—0.7%
Equinix, Inc.	818	642,269
INDUSTRIAL—0.6%
Prologis, Inc.	5,206	555,896
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $755,672)		1,198,165
SHORT-TERM SECURITIES—0.4%
MONEY MARKET FUNDS—0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(a)	354,330	354,330
(Cost $354,330)		354,330

Total Investments (Cost $22,887,557)	100.2%	$92,955,280
Unaffiliated Securities (Cost $22,887,557)		92,955,280
Liabilities in Excess of Other Assets	(0.2)%	(149,863)
NET ASSETS	100.0%	$92,805,417

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of July 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series – Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.
Each Fund offers one or more of the following share classes: Class A, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares, Class Z shares and Class Y shares are generally sold to institutional investors and are sold without an initial or deferred sales charge and Class Z shares and Class Y shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Funds' investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Contracts for difference ("CFDs") are privately negotiated in the over-the-counter market ("OTC CFDs"). OTC CFDs are valued at the last reported sale or official closing price on the primary market or exchange of the underlying asset or liability. In the absence of quoted sales, such securities are generally valued at the bid price, or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2025 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$758,078,569	$758,078,569	$—	$—
Consumer Discretionary	601,963,966	587,508,691	14,455,275	—
Consumer Staples	12,889,955	12,889,955	—	—
Energy	33,375,396	33,375,396	—	—
Financials	125,819,128	125,819,128	—	—
Health Care	143,842,046	143,842,046	—	—
Industrials	313,564,666	313,564,666	—	—
Information Technology	2,144,967,400	2,144,967,400	—	—
Materials	55,282,048	55,282,048	—	—
Utilities	173,389,179	173,389,179	—	—
TOTAL COMMON STOCKS	$4,363,172,353	$4,348,717,078	$14,455,275	$—
EXCHANGE TRADED FUNDS	5,496,989	5,496,989	—	—
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
Information Technology	67,276,707	—	6,489,141	60,787,566
TOTAL PREFERRED STOCKS	$67,276,707	$—	$6,489,141	$60,787,566
REAL ESTATE INVESTMENT TRUST
Real Estate	24,283,738	24,283,738	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	10,052,471	—	10,052,471	—
SHORT-TERM INVESTMENTS
Money Market Funds	97,835	97,835	—	—
PURCHASED OPTIONS
Consumer Discretionary	136,500	136,500	—	—
TOTAL INVESTMENTS IN SECURITIES	$4,470,516,593	$4,378,732,140	$30,996,887	$60,787,566
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	(3,826,136)	(3,826,136)	—	—
Consumer Discretionary	(16,601,690)	(16,601,690)	—	—
Consumer Staples	(26,237,898)	(26,237,898)	—	—
Financials	(17,863,275)	(17,863,275)	—	—
Health Care	(47,123,443)	(47,123,443)	—	—
Industrials	(45,828,892)	(45,828,892)	—	—
Information Technology	(76,755,500)	(72,817,419)	(3,938,081)	—
Materials	(13,081,470)	(13,081,470)	—	—
TOTAL COMMON STOCKS	$(247,318,304)	$(243,380,223)	$(3,938,081)	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
EXCHANGE TRADED FUNDS
Energy	$(11,236,311)	$(11,236,311)	$—	$—
Market Indices	(115,284,618)	(115,284,618)	—	—
Information Technology	(8,375,393)	(8,375,393)	—	—
TOTAL EXCHANGE TRADED FUNDS	$(134,896,322)	$(134,896,322)	$—	$—
TOTAL SECURITIES SOLD SHORT	$(382,214,626)	$(378,276,545)	$(3,938,081)	$—
FINANCIAL DERIVATIVE INSTRUMENTS - LIABILITIES
Exchange-Traded Options Written	(57,200)	(57,200)	—	—

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$28,900,052	$28,900,052	$—	$—
Consumer Discretionary	19,739,867	18,331,272	1,408,595	—
Consumer Staples	2,011,150	2,011,150	—	—
Financials	9,098,932	9,098,932	—	—
Health Care	26,241,786	26,116,317	—	125,469
Industrials	30,316,968	30,316,968	—	—
Information Technology	65,546,644	65,546,644	—	—
Materials	2,079,195	2,079,195	—	—
Real Estate	5,570,352	5,570,352	—	—
Utilities	7,765,589	7,765,589	—	—
TOTAL COMMON STOCKS	$197,270,535	$195,736,471	$1,408,595	$125,469
PREFERRED STOCKS
Health Care	780,671 [1]	—	—	780,671 [1]
Information Technology	1,977,481	—	—	1,977,481
TOTAL PREFERRED STOCKS	$2,758,152	$—	$—	$2,758,152
REAL ESTATE INVESTMENT TRUST
Real Estate	2,813,862	2,813,862	—	—
RIGHTS
Health Care	— [2]	—	—	— [2]
SPECIAL PURPOSE VEHICLE
Information Technology	1,243,269	—	1,243,269	—
SHORT-TERM INVESTMENTS
Money Market Funds	4,148,557	4,148,557	—	—
PURCHASED OPTIONS
Communication Services	226,360	226,360	—	—
Exchange Traded Fund	7,830	7,830	—	—
TOTAL PURCHASED OPTIONS	$234,190	$234,190	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$208,468,565	$202,933,080	$2,651,864	$2,883,621

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
FINANCIAL DERIVATIVE INSTRUMENTS - ASSETS
OTC Contracts for difference	$5,362	$—	$5,362	$—
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	(5,590,684)	(5,590,684)	—	—
Consumer Discretionary	(11,625,211)	(10,715,246)	(909,965)	—
Consumer Staples	(4,319,868)	(4,319,868)	—	—
Financials	(2,669,755)	(2,669,755)	—	—
Health Care	(11,639,908)	(11,639,908)	—	—
Industrials	(8,004,652)	(8,004,652)	—	—
Information Technology	(21,466,235)	(20,735,549)	(730,686)	—
Materials	(1,510,432)	(1,510,432)	—	—
Real Estate	(186,260)	(186,260)	—	—
TOTAL COMMON STOCKS	$(67,013,005)	$(65,372,354)	$(1,640,651)	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	(454,287)	(454,287)	—	—
EXCHANGE TRADED FUNDS
Market Indices	(4,479,059)	(4,479,059)	—	—
TOTAL SECURITIES SOLD SHORT	$(71,946,351)	$(70,305,700)	$(1,640,651)	$—
FINANCIAL DERIVATIVE INSTRUMENTS - LIABILITIES
OTC Contracts for difference	(176,742)	—	(176,742)	—

Alger Emerging Markets Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,177,321	$720,716	$1,456,605	$—
Consumer Discretionary	2,284,222	1,008,369	1,275,853	—
Consumer Staples	1,253,997	1,118,686	135,311	—
Financials	2,293,875	819,548	1,474,327	—
Health Care	1,416,162	—	1,416,162	—
Industrials	2,308,761	541,244	1,767,517	—
Information Technology	4,642,636	299,126	4,343,510	—
Real Estate	842,065	—	842,065	—
TOTAL COMMON STOCKS	$17,219,039	$4,507,689	$12,711,350	$—
SHORT-TERM INVESTMENTS
Money Market Funds	262,840	262,840	—	—
TOTAL INVESTMENTS IN SECURITIES	$17,481,879	$4,770,529	$12,711,350	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Responsible Investing Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$9,623,895	$9,623,895	$—	$—
Consumer Discretionary	11,627,556	11,627,556	—	—
Consumer Staples	641,754	641,754	—	—
Financials	6,680,014	6,680,014	—	—
Health Care	3,454,045	3,454,045	—	—
Industrials	6,219,018	6,219,018	—	—
Information Technology	50,428,347	50,428,347	—	—
Materials	1,343,632	1,343,632	—	—
Utilities	1,384,524	1,384,524	—	—
TOTAL COMMON STOCKS	$91,402,785	$91,402,785	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,198,165	1,198,165	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	354,330	354,330	—	—
TOTAL INVESTMENTS IN SECURITIES	$92,955,280	$92,955,280	$—	$—

[1]
Each of Alger Spectra Fund's and Alger Dynamic Opportunities Fund's holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2025.

[2]	Alger Dynamic Opportunities Fund's holdings of Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of July 31, 2025.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2024	$16,953,271*
Transfers into Level 3	—
Transfers out of Level 3	(6,489,141)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	10,735,913
Purchases and Sales/Distributions
Purchases	39,587,523
Sales/Distributions	—
Closing balance at July 31, 2025	60,787,566*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$10,735,913

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$10,361,871
Transfers into Level 3	—
Transfers out of Level 3	(10,052,471)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(309,400)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2024	$3,067,033
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(2,941,564)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	125,469
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$(2,941,564)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2024	$2,976,151*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(217,999)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	2,758,152*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$(217,999)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2024	$39,094
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(39,094)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$(39,094)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$1,281,657
Transfers into Level 3	—
Transfers out of Level 3	(1,243,269)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(38,388)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$—

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of July 31, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

	Fair Value July 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Spectra Fund
Preferred Stocks	$60,787,566	Market Approach	Revenue Multiple	22.99x-23.24x	23.16x
	—**	Income Approach	Discount Rate	100%	N/A*
Alger Dynamic Opportunities Fund
Common Stocks	125,469	Market Approach	Revenue Multiple	1.33x	N/A*
Preferred Stocks	—**	Income Approach	Discount Rate	100%	N/A*
	2,758,152	Market Approach	Revenue Multiple	1.33x-22.99x	16.85x

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value July 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Rights	$—***	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A* N/A*

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
**	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2025.
***	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of July 31, 2025.
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the period ended July 31, 2025, there were no changes in valuation methodology on Level 3 investments.
NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may also purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may also write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended July 31, 2025, options were used in accordance with these objectives.
The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.
Contracts for Difference — The Funds may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, a basket of stocks, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from a decrease in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be made at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, a Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Affiliated Securities:

During the period ended July 31, 2025, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the period ended July 31, 2025 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at July 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2025
Alger Spectra Fund
Exchange Traded Funds
Alger Concentrated Equity ETF	—	174,563	—	174,563	$—	$—	$1,077,937	$5,496,989
Preferred Stocks
Prosetta Biosciences, Inc., Series D	2,912,012	—	—	2,912,012	—	—	—	—
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	—	—	(211,807)	6,174,755
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(97,593)	3,877,716
Total	2,912,012	174,563	—	3,086,575	$—	$—	$768,537	$15,549,460

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at July 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2025
Alger Dynamic Opportunities Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(26,656)	$777,095
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(11,732)	466,174
Total	—	—	—	—	$—	$—	$(38,388)	$1,243,269

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
July 31, 2025.